Summary of Significant Accounting Policies (Consolidation) (Narrative) (Details) In Millions, unless otherwise specified	Dec. 31, 2013 Consolidated VIEs [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs [Member] USD ($)	Dec. 31, 2013 Beijing Technology [Member] Ku6 Beijing Information [Member] CNY	Dec. 31, 2013 Kusheng [Member] Ku6 Network [Member] CNY	Dec. 31, 2013 Tianjin Technology [Member] Ku6 Culture [Member] CNY
Variable Interest Entity [Line Items]
Interest-free loans to the nominee shareholders of VIEs			20	10	1
Registered capital and PRC additional paid-in-capital of VIEs	4.9	4.9
Total deficit of the VIE subsidiaries	$ 35.3	$ 39.2